Exploration and evaluation of oil and gas reserves	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Of Oil And Gas Reserves
Exploration and evaluation of oil and gas reserves

26.	Exploration and evaluation of oil and gas reserves

The exploration and evaluation activities include the search for oil and gas reserves from the date of obtaining the legal rights to explore a specific area to the moment in which technical and commercial feasibility to produce oil and gas are demonstrated.

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	2022	2021
Property plant and equipment
Opening Balance	1,994	3,024
Additions	379	459
Write-offs	(545)	(188)
Transfers	(83)	(1,097)
Translation adjustment	131	(204)
Closing Balance	1,876	1,994
Intangible Assets	2,406	2,576
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,282	4,570
(*) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2022	2021	2020
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(342)	(358)	296
Exploration expenditures written off (includes dry wells and signature bonuses)	(691)	(248)	456
Contractual penalties on local content requirements	165	(47)	38
Other exploration expenses	(19)	(34)	13
Total expenses	(887)	(687)	803
Cash used in:
Operating activities	360	393	307
Investment activities	1,253	555	532
Total cash used	1,613	948	839

In 2022, exploration expenditures written off were mainly related to 8 exploratory wells in the Sergipe and Alagoas basin (US$ 453), and projects run by subsidiaries of PIBBV in Colombia (US$ 107) and Bolivia (US$ 56).

Term of Conduct Adjustment with the ANP

In 2022, Petrobras approved the execution, with the ANP, of a Term of Conduct Adjustment (TAC) to offset local content fines related to:

•	22 concessions in which Petrobras has a 100% interest, located in the Barreirinhas, Campos, Espírito Santo, Parecis, Potiguar, Recôncavo, Santos, Sergipe-Alagoas and Solimões basins;
•	18 concessions in which Petrobras operates in partnership with other companies, located in the Almada, Espírito Santo, Mucuri, Parnaíba, Pelotas, Pernambuco-Paraíba, Potiguar, Recôncavo, Santos and Sergipe basins.

The TAC provides for the conversion of fines into investment commitments in the Exploration and Production segment with local content. Under the terms of the agreement, Petrobras is committed to investing US$ 288 (R$ 1,501 million) in local content by December 31, 2026. As a result, all administrative proceedings related to the collection of fines arising from alleged non-compliance with local content in these concessions will be closed, resulting in a US$ 180 gain for the reversal of this liability as of December 31, 2022.

Accounting policy for exploration and evaluation of oil and gas reserves

The costs incurred in connection with the exploration, appraisal and development of crude oil and natural gas production are accounted for using the successful efforts method of accounting, as set out below:

• geological and geophysical costs related to exploration and appraisal activities incurred until economic and technical feasibility are demonstrated are immediately recognized as an expense;

• amounts paid for obtaining concessions for exploration of crude oil and natural gas (capitalized acquisition costs) are initially capitalized as intangible assets and are transferred to property, plant and equipment once the technical and commercial feasibility are demonstrated. More information on intangible assets accounting policy, see note 24;

• costs directly attributable to exploratory wells, including their equipment, installations and other costs necessary to identify the technical and commercial feasibility, pending determination of proved reserves, are capitalized within property, plant and equipment. In some cases, exploratory wells have discovered oil and gas reserves, but at the moment the well drilling is completed they are not yet able to be classified as proved. In such cases, the expenses continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well and progress on assessing the reserves and the technical and commercial feasibility of the project is under way (for more information see note 24);

• an internal commission of technical executives of the Company monthly reviews these conditions for each well, by analysis of geoscience and engineering data, existing economic conditions, operating methods and government regulations (for more information see note 4.1);

• costs related to exploratory wells drilled in areas of unproved reserves are charged to expense when determined to be dry or uneconomic by the aforementioned internal commission; and

• costs related to the construction, installation and completion of infrastructure facilities, such as drilling of development wells, construction of platforms and natural gas processing units, construction of equipment and facilities for the extraction, handling, storing, processing or treating crude oil and natural gas, pipelines, storage facilities, waste disposal facilities and other related costs incurred in connection with the development of proved reserve areas (technically and commercially feasible) are capitalized within property, plant and equipment.

26.1.	Aging of Capitalized Exploratory Well Costs

The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):

Aging of capitalized exploratory well costs (*)	2022	2021
Exploratory well costs capitalized for a period of one year	406	136
Exploratory well costs capitalized for a period greater than one year	1,470	1,858
Total capitalized exploratory well costs	1,876	1,994
Number of projects relating to exploratory well costs capitalized for a period greater than one year	15	22

	Capitalized costs (2022)	Number of wells
2021	74	2
2020	17	1
2017 and previous years	1,379	20
Exploratory well costs that have been capitalized for a period greater than one year	1,470	23
(*) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.

Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 15 projects comprising 23 wells, are composed of (i) US$ 1,413 of wells in areas in which there has been ongoing drilling or firmly planned drilling activities for the near term and for which an evaluation plan has been submitted for approval by the ANP; and (ii) US$ 57 relates to costs incurred to evaluate technical and commercial feasibility necessary for the decision on the production development and on definition of proved reserves.